Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Risk-free interest rate	2.44%	1.56%
Expected life	3 years 5 months 23 days	3 years 4 months 29 days
Expected dividends	0.00%	0.00%
Expected volatility	56.12%	46.51%
Fair value of the Company's common stock	$ 10.89	$ 1.14